Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 MXN ($) $ / $
Financial risk management
Long-term debt		$ 5,000,000	$ 4,513,503	$ 4,549,575
Total liabilities	$ 569,247	11,650,909	$ 7,365,333	$ 7,389,466
U.S. Dollar
Financial risk management
Exchange rate | $ / $			19.9087	18.8727
Liquidity
Financial risk management
Long-term debt		5,000,000	$ 4,513,503	$ 4,549,575
Interest		1,704,830	306,718	615,390
Trade accounts payable		213,207	204,048	256,228
Interest Payable		73,489	44,295	42,438
Lease Liabilities		224,736	194,763	220,860
Accounts payable with related parties		269,249	167,704	187,515
Total liabilities		7,485,511	5,431,031	5,872,006
Liquidity | 2022
Financial risk management
Long-term debt			3,013,502	36,851
Interest		368,995	188,641	308,630
Trade accounts payable		213,207	204,048	256,228
Interest Payable		73,489	44,295	42,438
Lease Liabilities		29,332	26,553	72,320
Accounts payable with related parties		269,249	167,704	187,515
Total liabilities		954,272	3,644,743	903,982
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt		1,500,000	1,500,001	4,512,724
Interest		863,034	118,077	306,760
Lease Liabilities		195,404	168,210	148,540
Total liabilities		2,558,438	$ 1,786,288	$ 4,968,024
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt		3,500,000
Interest		472,801
Total liabilities		$ 3,972,801